Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity

(8) Stockholders’ Equity

The Company is authorized to issue 141,287,139 shares of stock, of which 90,000,000 shares are designated as Common Stock with a par value of $0.0001 and 51,287,139 shares are designated as Redeemable Convertible Preferred Stock with a par value of $0.0001 per share.

(a) Preferred Stock

The Preferred Stock carries the following designations:

(i)    12,124,650 shares are designated “Series A Preferred Stock”;

(ii)   17,678,926 shares are designated “Series B Preferred Stock”; and

(iii)  21,483,563 shares are designated “Series C Preferred Stock”.

The shares of Preferred Stock are voting and entitled to cumulative dividends, whether or not declared by the Board, at a rate per annum of $0.0461971, $0.0884533, and $0.144 calculated from the day of first issue for each of Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock, respectively. In addition, the Series A Preferred Stock is entitled to a stated dividend of $0.0680898. The Company is under no obligation to pay such accruing dividends unless declared by the Board, except (i) upon the occurrence of certain events such as liquidation, dissolution or winding up, including a sale or merger, or (ii) redemption by the holders. The Preferred Stock shall participate with the Common Stock on an as-converted basis with respect to all other dividends.

In the event of a liquidation, winding up or dissolution of the Company (a Liquidation), Holders of Series C Preferred Stock are entitled to receive in preference to the holders of Common Stock, Series A Preferred Stock and Series B Preferred Stock an amount per share equal to the greater of (i) $1.20 per share, plus all accrued (whether or not declared) but unpaid dividends and any other declared but unpaid dividends on such shares, or (ii) the amount payable as if the Series C Preferred Stock had converted into Common Stock. Holders of Series A Preferred Stock and Series B Preferred Stock are entitled to receive, on a pari passu basis, and in preference to holders of Common Stock, an amount per share equal to the greater of (i) $0.384976 for Series A Preferred Stock and $0.737111 for Series B Preferred Stock, plus all accrued (whether or not declared) but unpaid dividends and any other declared but unpaid dividends on such stocks including, in the case of Series A Preferred Stock, the stated dividend of $0.0680898, or (ii) the amount payable as if the Series A Preferred Stock and Series B Preferred Stock had converted into Common Stock. Holders of Series C Preferred Stock shall be paid accrued dividends and any other declared but unpaid dividends on a pari passu basis with payments made to the holders of the Series A Preferred Stock and Series B Preferred Stock. Thereafter, the remaining assets will be paid to holders of Common Stock. A merger, consolidation, reorganization, acquisition or other transaction, representing a material change in ownership, assets or business of the Company, would constitute an event of liquidation, winding up or dissolution of the Company.

Each share of Preferred Stock may be converted on a 2.5-for-1 basis into a share of Common Stock at any time, at the option of the holder subject to adjustment in the event of a capital reorganization or dilutive financing of the Company. Each share of Preferred Stock shall automatically convert into Common Stock immediately prior to the earlier of (i) the closing of a firm commitment underwritten public offering of shares of Common Stock at an offering price per share of at least $8.75 and aggregate proceeds (after underwriter commissions and expenses) of at least $25,000,000 (a) in the United States pursuant to an effective registration statement under the Securities Act of 1933, as amended, or (b) in Canada, pursuant to a filing or qualification of a prospectus with respect to an offering under the Securities Act (Ontario), as amended, that, if consummated, would not result in the holders of Common, Preferred or any other securities of the Company being subject to any restrictions on transfer other than as contemplated by the Stockholders’ Agreement, or (ii) the consent of holders of at least a majority of the Series A, Series B and Series C, respectively.

Under the original terms, any time after September 26, 2012, the holders of at least a majority of the Preferred Stock, voting together as a single class, on an as-converted basis, could request that the Company redeem all of the Preferred Stock. On March 26, 2012, the holders of the Series A, Series B and Series C Preferred Stock agreed to a modification of the Preferred Stock agreements to defer the redemption date until anytime after September 26, 2013. Upon receipt of the redemption request, the Company shall redeem out of funds legally available therefore at a price per share equal to the greater of (i) $0.384976 for the Series A Preferred Stock, $0.737111 for the Series B Preferred Stock and $1.20 for the Series C Preferred Stock, plus an amount equal to all accruing and stated dividends unpaid thereon (whether or not declared), or (ii) the fair market value of each such share to be payable in two annual installments. In the event the Company fails to redeem any of the outstanding shares of the Preferred Stock, the holders of the then outstanding shares of Preferred Stock shall be entitled to elect a majority of the Board of Directors.

The redemption of the Company’s redeemable convertible preferred stock is not solely within the control of the Company as the preferred stockholders could force redemption through obtaining control of the Company’s Board of Directors if the Company fails to redeem any of the outstanding shares of preferred stock. The redeemable convertible preferred stock are not currently redeemable; however, the Company has determined that it is probable that the securities will become redeemable with the passage of time. Generally accepted accounting principles require redeemable convertible preferred stock whose redemption is outside the control of the Company and which are probable of becoming redeemable to be measured at the redemption amount with the changes in the redemption value being charged over the period from the date of issuance to the earliest redemption date of the security. Changes in the value of the preferred stock classified as equity is charged against additional paid-in capital to the extent it exists, or else against accumulated deficit.

The following table summarizes the redemption values and the activity of the preferred stock for 2009, 2010, and 2011:

	Series A		Series B		Series C
	Shares	Amount	Shares	Amount	Shares	Amount
	(dollars in thousands)
Balance at December 31, 2008	12,124,650	$7,687	17,678,926	$16,667	19,766,821	$27,307
Accretion of preferred stock	0	560	0	1,564	0	2,846

Balance at December 31, 2009	12,124,650	8,247	17,678,926	18,231	19,766,821	30,153
Accretion of preferred stock	0	7,394	0	4,575	0	2,846

Balance at December 31, 2010	12,124,650	$15,641	17,678,926	$22,806	19,766,821	$32,999
Accretion of preferred stock	0	23,765	0	34,650	0	31,243

Balance at December 31, 2011	12,124,650	$39,406	17,678,926	$57,456	19,766,821	$64,242

(b) Common Stock

The Company has designated 89,999,999 shares of standard common stock (common stock) and one share of special common voting stock.

The holders of common stock are entitled to dividends only as declared by the Board after the prior payment of accrued dividends to the holders of preferred stock.

Each share of common stock shall have one vote. In the event of a liquidation, each share of common stock shall be entitled to its share of proceeds remaining after payment due under the terms and conditions of each preferred stock.

Other than the voting rights set forth below, the holder of the one share of special common voting stock shall have no rights, preferences or privileges. The holder of the one share of special common voting stock shall be entitled to that number of votes equal to the number of exchangeable common shares of Eloqua Corporation then outstanding and shall have voting rights and powers equal to the voting rights and powers of the Company’s common stock. As of December 31, 2010 and 2011, there were outstanding exchangeable common shares of Eloqua Corporation of 3,627,672 and 3,577,554, respectively, which are exchangeable into an equivalent number of shares of common stock of Eloqua, Inc. During 2011, 50,118 exchangeable common shares were converted, by the holders, into an equivalent number of shares of common stock of Eloqua, Inc.

Exchangeable Common Stock

The exchangeable common stock, by its terms, entitle their holders to rights to receive dividends, rights on liquidation and other rights economically equivalent to the Eloqua, Inc. common stock. In connection with the corporate reorganization (note 7), which resulted in the issuance of the exchangeable common stock, the Company and Eloqua Corporation entered into certain ancillary agreements and other arrangements designed to establish the economic equivalence of the exchangeable common stocks and Eloqua, Inc. common stock and provide ancillary rights to the holders of exchangeable common stocks. One of these agreements, the Voting Trust Agreement, provides that Gowlings Canada Inc. holds one share of special voting stock as trustee for, and votes such stock on instructions received from, the holders of the exchangeable common stock. Under the Voting Trust Agreement, the holders of exchangeable common stock have voting rights in the Company’s common stock substantially equivalent to the voting rights they would otherwise receive if they held Eloqua, Inc. common stock directly.

Eloqua Corporation exchangeable common stock is exchangeable for Eloqua, Inc. common stock at any time through a series of transactions contemplated in the stock provisions and an Exchange Rights Agreement between the Company and Eloqua Corporation. In certain instances, however, Eloqua Corporation, the Company or a subsidiary of the Company may have the right, but not an obligation, to satisfy the redemption obligation by delivering cash equal to the fair market value of the Eloqua, Inc. common stock, which would otherwise have been delivered.

Although holders of exchangeable common stock of Eloqua Corporation will generally determine when the stock exchange takes place, in certain circumstances, the Company will have the right to require an earlier redemption of the exchangeable common stock. Generally, an early redemption may occur if: (a) there is an event that constitutes a change of control of the Company, Eloqua Corporation or other material subsidiary; (b) the Company completes an initial public offering and, among other things, holders of a minimum of 70% in interest have not delivered a notice to Eloqua Corporation that the exchangeable common stock should not be redeemed; (c) there is a liquidation event in respect of the Company; (d) less than 30% of the exchangeable common stock issued on the certificate date of the Second Articles of Amendment remain outstanding; or (e) at least 70% in interest vote to approve or consent to such an early redemption.

(c) Warrants

The following table summarizes the warrant activity:

(i)	Standard common stock warrants:

	Warrants	Weighted average grant date value
Warrants outstanding, December 31, 2009	540,201	0.23
Granted	0
Canceled, expired or forfeited	(42,128)
Exercised	(101,507)

Warrants outstanding, December 31, 2010	396,566	$0.30
Granted	0
Canceled, expired or forfeited	0
Exercised	(81,020)

Warrants outstanding, December 31, 2011	315,546	$0.60

The warrants are exercisable immediately and upon exercise, the warrant holders receive one share of common stock of the Company. The total intrinsic value of the warrants exercised during 2010 and 2011 was approximately $125,000 and $517,000 respectively. The total intrinsic value of the warrants outstanding at December 31, 2011 is approximately $2,376,000. Twenty thousand of the outstanding warrants expire in April 2018 and the remainder expire in November 2012.

(ii)	Series C redeemable convertible preferred stock warrants:

In June 2007, in connection with the issuance of the Series C redeemable convertible preferred Stock, the Company issued warrants purchase 75,000 shares of Series C redeemable convertible preferred stock, which shares are convertible into 30,000 shares of common stock, with an exercise price of $1.20. The warrants are exercisable immediately and expire at the later of June 2014, or three years from the date of an initial public offering occurring before June 2014. On December 28, 2010, in connection with the modification of the Company’s long-term debt agreement, the Company issued warrants to purchase 93,750 shares of Series C redeemable convertible preferred stock, which shares are convertible into 37,500 shares of common stock, with an exercise price of $1.20. The warrants are exercisable immediately and expire in December 2017.

Under FASB ASC Subtopic 480-10, Distinguishing Liabilities from Equity—Overall, the warrants to purchase Series C redeemable convertible preferred stock are required to be classified as a liability at fair value on the consolidated balance sheet, with changes in fair value recognized as gains or losses on the statement of operations. The fair value of the outstanding warrants was not material prior to 2010. The following presents the change in fair value of the warrants during 2010 and 2011 (based on level 3 inputs (note 2(d)):

Estimated Fair Value
(in thousands)
December 31, 2009	$0
Issuance of warrants	76
Change in fair value of warrants	44

December 31, 2010	120
Change in fair value of warrants	264

December 31, 2011	$384